Average Annual Total Returns - ProShares Ultra 20plus Year Treasury	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	ICE U.S. Treasury 20+ Year Bond Index OneYear		ICE U.S. Treasury 20+ Year Bond Index FiveYears		ICE U.S. Treasury 20+ Year Bond Index SinceInception		ICE U.S. Treasury 20+ Year Bond Index InceptionDate
Total	26.73%	4.80%	11.61%	Jan. 19, 2010	25.94%	4.20%	11.18%		15.81%	3.43%	9.43%		15.09%	[1]	8.54%	[1]	7.32%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.